Apr. 29, 2026
Mid-Cap Growth Portfolio | Mid-Cap Growth Portfolio
Investment Goal
This Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class P
Management Fee	0.70%	0.70%
Service Fee	0.20%	N/A
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.94%	0.74%
Less Fee Waiver1	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses after Fee Waiver	0.89%	0.69%

1
The investment adviser has agreed to waive 0.05% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$91	$295	$515	$1,150
Class P	$70	$232	$407	$914

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
	1 year	3 years	5 years	10 years
Class I	$91	$295	$515	$1,150
Class P	$70	$232	$407	$914

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 165% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies with medium market capitalizations. The Fund invests primarily in the common stock of domestic, mid-capitalization (“mid-cap”) companies that the sub-adviser believes offer superior growth prospects.
The sub-adviser generally considers a company to be a mid-cap company if the company has a market capitalization within the range of companies included in the Russell Midcap Growth Index, an index that measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the mid-cap segment of the U.S. equity universe. As of December 31, 2025, the market capitalization range for the Russell Midcap Growth Index was approximately $1.5 billion to $100.8 billion. As of December 31, 2025, the weighted average market capitalization of the Fund was approximately $34.1 billion.
The sub-adviser selects most investments from companies included in the Russell Midcap Growth Index.
The sub-adviser implements the Fund’s strategy using a proprietary quantitative model that is designed to construct a portfolio driven by fundamental and technical stock selection variables. The portfolio managers play a role in building, utilizing, testing and modifying the financial algorithms and formulas used in the model.
The sub-adviser then reviews the proposed portfolio trades produced by the model in an effort to ensure that they are based on accurate and current information and, if necessary, makes adjustments to incorporate timely and accurate information prior to executing the trades.
The sub-adviser may sell securities for a variety of reasons, including: (i) identification of deteriorating stock selection factors; (ii) identification of replacement securities with higher perceived value; and (iii) compliance with the Fund’s investment goal, strategies, limitations and other parameters. For the avoidance of doubt, portfolio sell decisions are generally determined by the proprietary quantitative model, but such decisions can be made pursuant to input from the portfolio management team.
The Fund may lend its portfolio holdings to certain financial institutions.

Performance
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Index”) which the Fund has included to comply with regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a mid-capitalization growth domestic equity market index that the Investment Adviser considers to be representative of the mid-capitalization growth domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers this index to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Federated MDTA LLC began managing the Fund on May 1, 2025. Other firms managed the Fund before that date.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q2 2020: 37.47%; Q2 2022: (21.90%)
Average Annual Total Returns (For the periods ended December 31, 2025)
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted January 2, 2001)	2.22%	0.25%	11.07%
Class P (incepted May 2, 2011)	2.42%	0.45%	11.29%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	17.88%	14.42%	14.82%
Russell Midcap Growth Index (reflects no deductions for fees, expenses, or taxes)	8.66%	6.65%	12.49%